Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (29,799)	$ (51,726)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	21,342	23,781
Stock-based compensation	12,351	15,995
Foreign currency transaction loss (gain)	(9,137)	2,934
Share in net (profits) losses of associated companies	4,038	243
Unrealized Gain (Loss) on Investments	240	3,065
Acquisitions	862	1,034
Deferred income taxes, net and uncertain tax positions	305	369
Other non-cash items, net	(53)	761
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(1,951)	18,829
Inventories	20,439	(2,783)
Other current assets and prepaid expenses	(6,429)	5,900
Other non-current assets	3,909	3,049
Accounts payable	(9,213)	2,839
Other current liabilities	(4,898)	(7,323)
Deferred revenues	4,484	(5,805)
Other non-current liabilities	(3,059)	(6,261)
Net cash provided by (used in) operating activities	3,431	4,901
Cash flows from investing activities
Cash paid for business combinations	(5,448)	0
Purchase of property and equipment	(11,036)	(4,807)
Investments in short-term bank deposits	(183,500)	(50,000)
Proceeds from sale of equity method investment	80,500	50,000
Investments in unconsolidated entities	(390)	(8,845)
Purchase of intangible assets	(4,028)	(1,142)
Other investing activities	(41)	(147)
Net cash used in investing activities	(123,943)	(14,941)
Cash flows from financing activities
Proceeds from exercise of stock options	0	153
Payment of contingent consideration	(657)	(1,037)
Proceeds from PIPE transaction, net of issuance costs	119,291	0
Payment of investment in financing liability	(350)	0
Other financing activities	0	183
Net cash provided by (used in) financing activities	118,284	(701)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,069	(987)
Net change in cash, cash equivalents and restricted cash	841	(11,728)
Cash, cash equivalents and restricted cash, beginning of year	71,076	82,864
Cash, cash equivalents and restricted cash, end of year	71,917	71,136
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	2,773	1,658
Transfer of fixed assets to inventories	5	4,841
Issuance of ordinary shares under employee share purchase plan	2,598	3,264
Issuance of ordinary shares as part of Nexa3D Inc. transaction	3,135	0
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	71,073	70,858
Restricted cash included in other current assets	844	278
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 71,917	$ 71,136